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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended December 31, 2004.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2005.

Check here if Amendment: [X]: Amendment Number [1]

This Amendment (Check only one):   [ ] is a restatement.
                                   [X] adds new holdings entries.

Name of Institutional Investment Manager filing this report:

Polygon Investment Partners LLP
10 Duke of York Square, London SW3 4LY United Kingdom

Form 13F File Number: 28-10987

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Cote Reporting Manager: Polygon Investment Partners LLP

Name: Sean Cote
Title: General Counsel
Phone: 011-44-207-901-8330

Signature, Place, and Date of Signing:


/s/ Sean Cote                 London, England              May 16, 2005
---------------------------   --------------------------   ---------------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13 Summary Page

                                 Report Summary

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 49,624,000
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers: Polygon Investment Partners LP
(28-10988)(01); Polygon Investments Ltd. (28-10989)(02)

                           FORM 13F INFORMATION TABLE

Page 1 of 1   Name of Reporting Manager   Polygon Investment Partners LLP

        Column 1        Column 2   Column 3   Column 4           Column 5            Column 6   Column 7        Column 8
---------------------  ---------  ---------  ---------  --------------------------  ----------  --------  ---------------------
                                                                                                             Voting Authority
                        Title of               Value    Shrs. or                    Investment   Other    ---------------------
     Name of issuer      class      CUSIP    (x$1000)    prn amt  SH/PRN  Put/Call  discretion  managers    Sole   Shared  None
---------------------  ---------  ---------  ---------  --------  ------  --------  ----------  --------  -------  ------  ----
COMMSCOPE INC          COM        203372107     3780     200000     SH                DEFINED     01; 02   200000     0      0
                       SDCV
                       1.000%
COMMSCOPE INC          3/1 ADDED  203372AD9     5356    5000000     PRN               DEFINED     01; 02  5000000     0      0
DELTA & PINE LD CO     COM        247357106     2602      95400     SH                DEFINED     01; 02    95400     0      0
HOLLYWOOD ENTMT CORP   COM        436141105    16363    1250000     SH                DEFINED     01; 02  1250000     0      0
IONICS INC             COM        462218108     2249      51900     SH                DEFINED     01; 02    51900     0      0
JOHNSON & JOHNSON      COM        478160104      247       3900     SH                DEFINED     01; 02     3900     0      0
METAL MGMT INC         COM NEW    591097209     6718     250000     SH                DEFINED     01; 02   250000     0      0
PFIZER INC             COM        717081103      272      10100     SH                DEFINED     01; 02    10100     0      0
U S G CORP             CALL       903293405     4027     100000     SH      CALL      DEFINED     01; 02   100000     0      0
WELLCHOICE INC         COM        949475107     8010     150000     SH                DEFINED     01; 02   150000     0      0